Accrued Expenses	6 Months Ended
Sep. 30, 2014
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consisted of the following as of September 30, 2014 and March 31, 2014:

	September 30, 2014	March 31, 2014
Wages and taxes	$236,184	$151,290
Accrued interest	8,291	0
Consulting	0	300,000
Total accrued expenses	$244,475	$451,290

The Company amended a consulting agreement on May 7, 2014, to grant 2,500,000 shares to a consultant for work performed through June 30, 2014. The shares were valued on the grant date at $300,000 and that amount had been accrued as of March 31, 2014.